Cover	Apr. 15, 2025
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Apr. 15, 2025
Entity File Number	001-40209
Entity Registrant Name	Heliogen, Inc.
Entity Central Index Key	0001840292
Entity Tax Identification Number	85-4204953
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	130 West Union Street
Entity Address, City or Town	Pasadena
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	91103
City Area Code	626
Local Phone Number	720-4530
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	true